Operating expenses - Additional information(Detail) - Exhibitions [Member] £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Statement [Line Items]
Depreciation and amortisation exceptional exhibitions	£ 38
Depreciation and amortisation expense adjustments	£ 491